Other comprehensive income	12 Months Ended
Dec. 31, 2022
Other comprehensive income/(loss)
Other comprehensive income
26.	Other comprehensive income
Changes in the composition of accumulated other comprehensive income attributable to ordinary shareholders for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Foreign currency translation adjustments	Net unrealized gains/ (losses) on available- for-sale securities	Total
	(RMB in millions)
Balances as of December 31, 2019	4,108	55	4,163
Other comprehensive loss	(7,656)	(55)	(7,711)

Balances as of December 31, 2020	(3,548)	—	(3,548)
Other comprehensive loss	(2,542)	—	(2,542)

Balances as of December 31, 2021	(6,090)	—	(6,090)
Other comprehensive income	5,131	—	5,131

Balances as of December 31, 2022	(959)	—	(959)

The income tax effects related to the accumulated other comprehensive income were insignificant for all periods presented.